COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2013
Minimum Lease Payments Under Non-Cancelable Operating Leases

As of December 31, 2013, the Group had minimum lease payments under non-cancelable operating leases with initial terms in excess of one year as follows:

	RMB	US$
2014	12,956	2,140
2015	10,682	1,765
2016	6,013	993
2017	3,728	616
2018	1,991	329

	35,370	5,843